Schedule of Disaggregation of Revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
ScheduleOfDisaggregationOfRevenueLineItems [Line Items]
Revenues	$ 1,638	$ 2,162	$ 2,226	$ 3,086	$ 4,216	$ 4,650	$ 2,764
Government Sector [Member]
ScheduleOfDisaggregationOfRevenueLineItems [Line Items]
Revenues					1,700	1,994	713
Private Sector [Member]
ScheduleOfDisaggregationOfRevenueLineItems [Line Items]
Revenues					$ 2,516	$ 2,656	$ 2,051